222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES
JACOB C. TIEDT ATTORNEY AT LAW +1 (312) 609-7697 jtiedt@vedderprice.com

December 30, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Aston Funds

Post-Effective Amendment No. 160 under the Securities Act of 1933 and Amendment No. 162 under Investment Company Act of 1940

File Nos. 033-68666 and 811-08004

To the Commission:

On behalf of Aston Funds (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), Post-Effective Amendment No. 160 (Amendment No. 162 under the Investment Company Act) to the Trust’s Registration Statement on Form N-1A.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the Securities Act for the purpose of updating the prospectus and statement of additional information for the series of the Trust. This Amendment is intended to become effective on or about February 28, 2015.

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, and with Vedder Price (CA), LLP, which operates in California.

U.S. Securities and Exchange Commission

December 30, 2014

If you have any questions or comments concerning this filing, please contact either Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7697.

Very truly yours,

/s/ Jacob C. Tiedt

Jacob C. Tiedt

JCT/na

Enclosure